Note 9 – Notes payable (Details Narrative) - USD ($)		12 Months Ended
	Jun. 14, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Short-Term Debt [Line Items]
Notes and Loans Payable		$ 1,600,000		$ 4,700,000
J J Family Trust [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unused Borrowing Capacity, Description		On January 26, 2024, the Company entered into the additional secured promissory note with J&T Family Trust for additional commitment of $2,000,000 at a 14% effective interest rate.
Debt Instrument, Face Amount	$ 5,000,000
Debt Issuance Costs, Line of Credit Arrangements, Net	$ 150,000
Stock Issued During Period, Shares, New Issues	600,000
Sale of Stock, Price Per Share	$ 0.25
J J Family Trust Previous Interest [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	14.00%
J J Family Trust Revised Interest [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	15.00%
Other Investors [Member]
Short-Term Debt [Line Items]
Proceeds from Sale of Investment Projects		$ 175,000
Total Notes Outstanding [Member]
Short-Term Debt [Line Items]
Notes and Loans Payable		32,338,642	36,400,527	25,163,642
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net		$ 109,375	$ 53,125	$ 0
Debt Instrument, Payment Terms		Future minimum principal payments are $3,509,419 for 2025 and $28,829,223 for 202